Business Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Reconciliation of Revenues and Adjusted EBITDA from Segment Amounts to Consolidated Amounts

The following table presents revenues and Adjusted EBITDA for our reportable segments, reconciled to consolidated amounts:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Revenues
Ownership(1)(2)	$2,078	$1,998
Management and franchise(3)	702	608
Timeshare	555	507

Segment revenues	3,335	3,113
Other revenues from managed and franchised properties	1,747	1,591
Other revenues(4)	46	30
Intersegment fees elimination(1)(2)(3)(4)	(98)	(91)

Total revenues	$5,030	$4,643

Adjusted EBITDA
Ownership(1)(2)(3)(4)(5)	$470	$445
Management and franchise(3)	702	608
Timeshare(1)(3)	154	119
Corporate and other(2)(4)	(131)	(135)

Adjusted EBITDA	$1,195	$1,037

(1)	Includes charges to timeshare operations for rental fees and fees for other amenities, which were eliminated in our condensed consolidated financial statements. These charges totaled $14 million and $12 million for the six months ended June 30, 2014 and 2013, respectively. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the ownership segment and a cost to timeshare Adjusted EBITDA.
(2)	Includes other intercompany charges of $2 million for the six months ended June 30, 2014 and 2013.
(3)

Includes management, royalty and intellectual property fees of $56 million and $47 million for the six months ended June 30, 2014 and 2013, respectively. These fees are charged to consolidated owned and leased properties and were eliminated in our condensed consolidated financial statements. Also includes a licensing fee of $22 million and $25 million for the six months ended June 30, 2014 and 2013, respectively, which is charged to our timeshare segment by our management and franchise segment and was eliminated in our condensed consolidated financial statements. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the management and franchise segment and a cost to ownership Adjusted EBITDA and timeshare Adjusted EBITDA.

(4)	Includes charges to consolidated owned and leased properties for services provided by our wholly owned laundry business of $4 million and $5 million for the six months ended June 30, 2014 and 2013, respectively. These charges were eliminated in our condensed consolidated financial statements.
(5)	Includes unconsolidated affiliate Adjusted EBITDA.

The following table presents revenues and Adjusted EBITDA for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Revenues:
Ownership(1)(4)	$4,075	$4,006	$3,926
Management and franchise(2)	1,271	1,180	1,095
Timeshare	1,109	1,085	944

Segment revenues	6,455	6,271	5,965
Other revenues from managed and franchised properties	3,405	3,124	2,927
Other revenues(3)	69	66	58
Intersegment fees elimination(1)(2)(3)(4)	(194)	(185)	(167)

Total revenues	$9,735	$9,276	$8,783

Adjusted EBITDA:
Ownership(1)(2)(3)(4)(5)	$926	$793	$725
Management and franchise(2)	1,271	1,180	1,095
Timeshare(1)(2)	297	252	207
Corporate and other(3)(4)	(284)	(269)	(274)

Adjusted EBITDA	$2,210	$1,956	$1,753

(1)	Includes charges to timeshare operations for rental fees and fees for other amenities, which are eliminated in our consolidated financial statements. These charges totaled $26 million, $24 million and $27 million for the years ended December 31, 2013, 2012 and 2011, respectively. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the ownership segment and a cost to timeshare Adjusted EBITDA.
(2)	Includes management, royalty and intellectual property fees of $100 million, $96 million and $88 million for the years ended December 31, 2013, 2012 and 2011, respectively. These fees are charged to consolidated owned and leased properties and are eliminated in our consolidated financial statements. Also includes a licensing fee of $56 million, $52 million and $43 million for the years ended December 31, 2013, 2012 and 2011, respectively, which is charged to our timeshare segment by our management and franchise segment and is eliminated in our consolidated financial statements. While the net effect is zero, our measures of segment revenues and Adjusted EBITDA include these fees as a benefit to the management and franchise segment and a cost to ownership Adjusted EBITDA and timeshare Adjusted EBITDA.
(3)	Includes charges to consolidated owned and leased properties for services provided by our wholly owned laundry business of $9 million, $10 million and $9 million for the years ended December 31, 2013, 2012 and 2011, respectively. These charges are eliminated in our consolidated financial statements.
(4)	Includes various other intercompany charges of $3 million for the years ended December 31, 2013 and 2012.
(5)	Includes unconsolidated affiliate Adjusted EBITDA.

Reconciliation of Adjusted EBITDA to Net Income (Loss) Attributable to Hilton Stockholders

The following table provides a reconciliation of Adjusted EBITDA to EBITDA and EBITDA to net income attributable to Hilton stockholders:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Adjusted EBITDA	$1,195	$1,037
Net income attributable to noncontrolling interests	(4)	(6)
Gain (loss) on foreign currency transactions	46	(82)
FF&E replacement reserve	(23)	(17)
Share-based compensation expense	(19)	(3)
Other gain, net	14	6
Other adjustment items	(30)	(20)

EBITDA	1,179	915
Interest expense	(311)	(274)
Interest expense included in equity in earnings from unconsolidated affiliates	(6)	(6)
Income tax expense	(204)	(122)
Depreciation and amortization	(311)	(309)
Depreciation and amortization included in equity in earnings from unconsolidated affiliates	(15)	(15)

Net income attributable to Hilton stockholders	$332	$189

The table below provides a reconciliation of Adjusted EBITDA to EBITDA and EBITDA to net income attributable to Hilton stockholders:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Adjusted EBITDA	$2,210	$1,956	$1,753
Net income attributable to noncontrolling interests	(45)	(7)	(2)
Gain (loss) on foreign currency transactions	(45)	23	(21)
FF&E replacement reserve	(46)	(68)	(57)
Share-based compensation expense	(313)	(50)	(19)
Impairment losses	—	(54)	(20)
Impairment losses included in equity in earnings (losses) from unconsolidated affiliates	—	(19)	(141)
Gain on debt extinguishment	229	—	—
Other gain, net	7	15	19
Other adjustment items(1)	(76)	(64)	(51)

EBITDA	1,921	1,732	1,461

Interest expense	(620)	(569)	(643)
Interest expense included in equity in earnings (losses) from unconsolidated affiliates	(13)	(13)	(12)
Income tax benefit (expense)	(238)	(214)	59
Depreciation and amortization	(603)	(550)	(564)
Depreciation and amortization included in equity in earnings (losses) from unconsolidated affiliates	(32)	(34)	(48)

Net income attributable to Hilton stockholders	$415	$352	$253

(1)	Represents adjustments for legal expenses, severance and other items.

Schedule of Assets by Segment

The following table presents assets for our reportable segments, reconciled to consolidated amounts:

	June 30, 2014	December 31, 2013
	(in millions)
Assets:
Ownership	$11,851	$11,936
Management and franchise	10,726	11,016
Timeshare	1,836	1,871
Corporate and other	2,084	1,739

	$26,497	$26,562

The following table presents assets for our reportable segments, reconciled to consolidated amounts:

	December 31,
	2013	2012
	(in millions)
Assets:
Ownership	$11,936	$12,476
Management and franchise	11,016	11,650
Timeshare	1,871	1,911
Corporate and other	1,739	1,029

	$26,562	$27,066

Schedule of Capital Expenditures by Segment

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated amounts:

	Six Months Ended June 30,
	2014	2013
	(in millions)
Capital expenditures for property and equipment:
Ownership	$106	$116
Timeshare	1	2
Corporate and other	3	3

	$110	$121

The following table presents capital expenditures for property and equipment for our reportable segments, reconciled to consolidated amounts:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Capital expenditures for property and equipment:
Ownership	$240	$396	$368
Timeshare	8	28	12
Corporate and other	6	9	9

	$254	$433	$389

Revenue from External Customers by Geographic Areas	Revenues by country were as follows:

	Year Ended December 31,
	2013	2012	2011
	(in millions)
U.S.	$7,262	$6,743	$6,293
All other	2,473	2,533	2,490

	$9,735	$9,276	$8,783